Note 3 - Stock Offering and Stock Repurchase Program (Details) (USD $)	0 Months Ended	6 Months Ended	12 Months Ended			83 Months Ended
	Jan. 04, 2007	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2014
Note 3 - Stock Offering and Stock Repurchase Program (Details) [Line Items]
Sale of Stock, Price Per Share (in Dollars per share)	$ 10.00
Sale Of Stock Consideration Received Gross (in Dollars)	$ 25,292,810
Sale of Stock, Consideration Received on Transaction (in Dollars)	24,500,000
Sale Of Stock Consideration Received Shares	3,091,344
Sale of Stock, Percentage of Ownership after Transaction			61.70%
Common Stock, Shares, Outstanding	10,000	5,010,437				5,010,437
Treasury Stock, Shares, Acquired		0	0	74,855
Dividends, Common Stock, Cash (in Dollars)		$ 0	$ 0		$ 0
Employee Stock [Member]
Note 3 - Stock Offering and Stock Repurchase Program (Details) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	202,342
Minimum [Member]
Note 3 - Stock Offering and Stock Repurchase Program (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	2,199,375
Maximum [Member]
Note 3 - Stock Offering and Stock Repurchase Program (Details) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	2,529,281
Seventh Stock Repurchase Program [Member]
Note 3 - Stock Offering and Stock Repurchase Program (Details) [Line Items]
Sale of Stock, Percentage of Ownership before Transaction	100.00%
Sixth Stock Repurchase Program [Member]
Note 3 - Stock Offering and Stock Repurchase Program (Details) [Line Items]
Stock Repurchased During Period, Shares						610,188